Derivative Financial Instruments and Hedging Transactions - Schedule of Fair Values and Notional Amounts of Company's Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swaps Designated As Fair Value Hedges [Member] | Other Liabilities [Member]
Derivative [Line Items]
Total derivative liabilities fair value	$ (417)
Total derivative liabilities notional amount	16,674
Interest Rate Swaps Designated As Fair Value Hedges [Member] | Other Assets [Member]
Derivative [Line Items]
Total derivative assets fair value		$ 62
Total derivative assets notional amount		17,264
Interest Rate Swaps With Customers [Member] | Other Liabilities [Member]
Derivative [Line Items]
Total derivative liabilities fair value	(7)	(352)
Total derivative liabilities notional amount	9,646	10,018
Reciprocal Interest Rate Swaps [Member] | Other Assets [Member]
Derivative [Line Items]
Total derivative assets fair value	7	352
Total derivative assets notional amount	$ 9,646	$ 10,018